GOING CONCERN	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
GOING CONCERN
NOTE 2 - GOING CONCERN

NOTE 2 - GOING CONCERN

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of March 31, 2022, the Company had an accumulated deficit of $25,465,021 and has also generated losses since inception. These factors, among others, raise substantial doubt about the ability of the Company to continue as a going concern.

In December 2019, a novel strain of coronavirus (COVID-19) emerged. Because COVID-19 infections have been reported throughout the United States, certain federal, state and local governmental authorities have issued stay-at-home orders, proclamations and/or directives aimed at minimizing the spread of COVID-19. The ultimate impact of the COVID-19 pandemic on the Company’s operations is unknown and will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration of the COVID-19 outbreak, new information which may emerge concerning the severity of the COVID-19 pandemic, and any additional preventative and protective actions that governments, or the Company, may direct, which may result in an extended period of continued business disruption, and reduced operations. Any resulting financial impact cannot be reasonably estimated at this time but it may have a material adverse impact on our business, financial condition and results of operations. Management expects that its business will be impacted to some degree, but the significance of the impact of the COVID-19 outbreak on the Company’s business and the duration for which it may have an impact cannot be determined at this time.

The Company develops and distributes proprietary technology that radically shifts how video is streamed, consumed, transferred and stored.  Our proprietary SUPR Stream is the technology at the core of our products, designed specifically for streaming and storing HD, 4K, and higher resolution video. The IGAN (Incident Global Area Network) Incident Command System (ICS) seamlessly streams and stores all relevant video and audio during emergency situations. This creates real-time situational awareness for police, firefighters, first responders, EMS, and their command centers. Our products work in size, weight, and power-constrained (SWaP) operating environments, and evolved through use in the military by meeting the need to stream multiple HD, 4K, and 4K+ video feeds with ultra-low latency, bandwidth, and power consumption. The Company is taking this streaming, storage, and transfer technology to enterprises that would like to send more high-quality videos with fewer resources. All of our products are manufactured in the USA.

The Company intends to fund operations through equity financing arrangements, which may not be sufficient to fund its capital expenditures, working capital and other cash requirements for the foreseeable future. During the six months ended March 31, 2022, the Company sold 59,270,000 shares of Series F Preferred stock at $0.05 per share and received proceeds of $2,963,500.

NOTE 2 - GOING CONCERN

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of September 30, 2021, the Company had an accumulated deficit of $22,774,905 and has also generated losses since inception. These factors, among others, raise substantial doubt about the ability of the Company to continue as a going concern.

In December 2019, a novel strain of coronavirus (COVID-19) emerged. Because COVID-19 infections have been reported throughout the United States, certain federal, state and local governmental authorities have issued stay-at-home orders, proclamations and/or directives aimed at minimizing the spread of COVID-19. The ultimate impact of the COVID-19 pandemic on the Company’s operations is unknown and will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration of the COVID-19 outbreak, new information which may emerge concerning the severity of the COVID-19 pandemic, and any additional preventative and protective actions that governments, or the Company, may direct, which may result in an extended period of continued business disruption, and reduced operations. Any resulting financial impact cannot be reasonably estimated at this time but it may have a material adverse impact on our business, financial condition and results of operations. Management expects that its business will be impacted to some degree, but the significance of the impact of the COVID-19 outbreak on the Company’s business and the duration for which it may have an impact cannot be determined at this time.

The Company develops and distributes proprietary technology that radically shifts how video is streamed, consumed, transferred and stored.  Our proprietary SUPR Stream is the technology at the core of our products, designed specifically for streaming and storing HD, 4K, and higher resolution video. The IGAN (Incident Global Area Network) Incident Command System (ICS) seamlessly streams and stores all relevant video and audio during emergency situations. This creates real-time situational awareness for police, firefighters, first responders, EMS, and their command centers. Our products work in size, weight, and power-constrained (SWaP) operating environments, and evolved through use in the military by meeting the need to stream multiple HD, 4K, and 4K+ video feeds with ultra-low latency, bandwidth, and power consumption. The Company is taking this streaming, storage, and transfer technology to enterprises that would like to send more high-quality videos with fewer resources. All of our products are manufactured in the USA.

The Company intends to fund operations through equity financing arrangements, which may not be sufficient to fund its capital expenditures, working capital and other cash requirements for the foreseeable future. During the year ended September 30, 2021, the Company sold 13,650,000 shares of Series E Preferred Stock at $0.05 per share and received $682,500. Since September 30, 2021, the Company sold 59,270,000 shares of Series F Preferred stock at $0.05 per share and received proceeds of $2,963,750.